Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders
Balance at Dec. 31, 2013	$ 706,507	$ 4,029	$ 702,478
Balance, Units at Dec. 31, 2013		1,449,681	71,034,163
Cash distribution paid	(138,994)	$ (4,867)	$ (134,127)
Proceeds from issuance of common units, net of offering costs (see note 13)	104,499		$ 104,499
Proceeds from issuance of common units, net of offering costs, Units (see note 13)			6,325,000
Net proceeds from issuance of general partner units (see note 13)	2,233	$ 2,233
Net proceeds from issuance of general partner units (see note 13)		129,082
Net income/ (loss)	74,853	$ 3,628	$ 71,225
Balance at Dec. 31, 2014	749,098	$ 5,023	$ 744,075
Balance, Units at Dec. 31, 2014		1,578,763	77,359,163
Cash distribution paid	(132,306)	$ (4,362)	$ (127,944)
Proceeds from issuance of common units, net of offering costs (see note 13)	72,090		$ 72,090
Proceeds from issuance of common units, net of offering costs, Units (see note 13)			5,720,547
Net proceeds from issuance of general partner units (see note 13)	1,528	$ 1,528
Net proceeds from issuance of general partner units (see note 13)		116,746
Net income/ (loss)	41,805	$ 1,980	$ 39,825
Balance at Dec. 31, 2015	732,215	$ 4,169	$ 728,046
Balance, Units at Dec. 31, 2015		1,695,509	83,079,710
Equity compensation expense	93		$ 93
Proceeds from public public offering of common units, net of offering costs) value	440		$ 440
Proceeds from public public offering of common units, net of offering costs) units			244,201
Net proceeds from issuance of general partner units (see note 13)	10	$ 10
Net proceeds from issuance of general partner units (see note 13)		4,984
Net income/ (loss)	(52,549)	$ (1,051)	$ (51,498)
Balance at Dec. 31, 2016	$ 680,209	$ 3,128	$ 677,081
Balance, Units at Dec. 31, 2016		1,700,493	83,323,911